Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [text block] [Abstract]
Schedule of recorded expenses to executive officers
	For the year ended December 31
	2021	2020	2019
	USD thousands
Short - term employee benefits	2,402	1,982	1,776
Post-employment benefits	27	19	22
Share based payments	1,446	1,667	719

	3,875	3,668	2,517

	For the year ended December 31
	2021	2020	2019
	USD thousands
Short - term benefits	323	306	339
Share based payments	478	742	269

	801	1,048	608